Supplemental Consolidated Statements of Income Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components of Other Income (Expense) [Line Items]
Research and development costs	¥ 473,610	¥ 433,477	¥ 426,814
Advertising costs included in selling general and administrative expenses	354,981	357,106	396,425
Shipping and handling costs	¥ 63,160	¥ 76,644	¥ 91,926